As filed with the Securities and Exchange Commission on October 1, 2007

Registration No. 333-80825

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-6

SEC File No 811-09389

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 23	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 56	☒

PACIFIC SELECT EXEC SEPARATE ACCOUNT OF
PACIFIC LIFE & ANNUITY COMPANY

(Exact Name of Registrant)

PACIFIC LIFE & ANNUITY COMPANY

(Name of Depositor)

700 Newport Center Drive
P.O. Box 9000
Newport Beach, California 92660
(Address of Depositor’s Principal Executive Office)

(949) 219-7286
(Depositor’s Telephone Number, including Area Code)

Charlene Grant, Esq.
Assistant Vice President
Pacific Life Insurance Company
700 Newport Center Drive
P.O. Box 9000
Newport Beach, California 92660
(Name and Address of Agent for Service of Process)

Copies to:

Jeffrey S. Puretz, Esq.
Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006-2401

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b) of Rule 485

☒on October 1, 2007 pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐ on __________________, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐ This post-effective amendment designates a new date for a previously filed post-effective amendment.

Title of securities being registered: interests in the Separate Account under Pacific Select Exec II-NY Flexible Premium Variable Life Insurance Policies.

Filing fee: None

PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION
(Included in Post-Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-6, Accession No. 0000892569-07-000499, as filed on April 24, 2007, as supplemented on June 21, 2007, Accession No. 0000892569-07-000839, and incorporated by reference herein.)

Supplement dated October 1, 2007 to Prospectus Dated May 1, 2007 for
Pacific Select Exec II-NY, Pacific Select Exec III-NY, Pacific Select Exec IV-NY Flexible Premium
Variable Life Insurance Policies and Pacific Select Estate Preserver-NY Last Survivor Flexible
Premium Variable Life Insurance Policy (each a ‘‘Policy’’) issued by Pacific Life and Annuity Company
Terms used in this supplement are defined in your Policy prospectus or in the prospectuses for the Funds underlying the available Investment Options. You should read the Funds’ prospectuses carefully before choosing Investment Options.
Effective October 1, 2007, six additional Variable Investment Options are offered under your Policy:
Fidelity® Variable Insurance Product Funds:
Fidelity VIP Freedom Income Class 2
Fidelity VIP Freedom 2010 Class 2
Fidelity VIP Freedom 2015 Class 2
Fidelity VIP Freedom 2020 Class 2
Fidelity VIP Freedom 2025 Class 2
Fidelity VIP Freedom 2030 Class 2
The following is added to the chart under Your Investment Options: Variable Investment Options:

FIDELITY VARIABLE
INSURANCE PRODUCTS		THE PORTFOLIO’S
FUNDS PORTFOLIOS	INVESTMENT GOAL	MAIN INVESTMENTS	PORTFOLIO MANAGER
Fidelity VIP Freedom Income	High total return. (Principal preservation is of secondary importance.)	Underlying Fidelity VIP equity, fixed-income, and short-term funds.	Strategic Advisers®, Inc.

Fidelity VIP Freedom 2010	High total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Underlying Fidelity VIP equity, fixed-income, and short-term funds.	Strategic Advisers, Inc.

Fidelity VIP Freedom 2015	High total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Underlying Fidelity VIP equity, fixed-income, and short-term.	Strategic Advisers, Inc.

Fidelity VIP Freedom 2020	High total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Underlying Fidelity VIP equity, fixed-income, and short-term funds.	Strategic Advisers, Inc.

Fidelity VIP Freedom 2025	High total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Underlying Fidelity VIP equity, fixed-income, and short-term funds.	Strategic Advisers, Inc.

Fidelity VIP Freedom 2030	High total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Underlying Fidelity VIP equity, fixed-income, and short-term funds.	Strategic Advisers, Inc.
85-28292-00

PACIFIC SELECT EXEC SEPARATE ACCOUNT

PART C. OTHER INFORMATION

Item 27. Exhibits

(1)	(a)	Minutes of Action of Board of Directors of PM Group Life Insurance Company (PL&A) dated July 1, 1998[1]

	(b)	Memorandum Establishing Separate Account[1]

(2)	Inapplicable

(3)	(a)	Form of Distribution Agreement Between PL&A and Pacific Mutual Distributors, Inc.[3]

	(b)	Form of Selling Agreement Between Pacific Mutual Distributors, Inc. and Various Broker-Dealers[3]

(4)	(a)	Flexible Premium Variable Life Insurance Policy[3]

	(b)	Annual Renewable Term Rider (Form R98-ART NY)[3]

	(c)	Accelerated Living Benefit Rider (Form R92-ABR NY)[1]

	(d)	Spouse Term Rider (Form R98-SPT NY)[3]

	(e)	Children’s Term Rider (Form R84-CT NY)[3]

	(f)	Waiver of Charges (Form R98-WC NY)[3]

	(g)	Accidental Death Benefit (Form R84-AD NY)[3]

	(h)	Guaranteed Insurability Rider (Form R93-GI NY)[3]

	(i)	Disability Benefit Rider (Form R84-DB NY)[3]

(5)	Application for Flexible Premium Variable Life Insurance Policy & General Questionnaire[4]

(6)	(a)	Bylaws of PL&A1

	(b)	Articles of Incorporation of PM Group Life Insurance Company[1]

	(c)	Amended & Restated Articles of Incorporation for PM Group Life Insurance Company[1]

(7)	Form of Reinsurance Contract[7]

(8)	(a)	Form of Participation Agreement between PL&A and Pacific Select Fund[3]

	(b)	Administrative Agreement Between PL&A and Pacific Life Insurance Company (Pacific Life)[2]

	(c)	Addendum to Participation Agreement between Pacific Life & Annuity Company and Pacific Select Fund 8/14/00[5]

	(d)	Addendum to Participation Agreement between Pacific Life & Annuity Company and Pacific Select Fund 12/22/00[5]

	(e)	Addendum to Participation Agreement between Pacific Life & Annuity Company and Pacific Select Fund 1/1/02[6]

	(f)	M Fund Inc. Participation Agreement with Pacific Life Insurance Company and Pacific Life & Annuity Company[8]

	(g)	Participation Agreement between PL&A, PSD, American Funds Insurance Series, American Funds Distributors and Capital Research And Management Company[9]

	(h)	Addendum to Participation Agreement with Merrill Lynch Variable Series Funds, Inc. and FAM Distributors, Inc.[10]

	(i)	Participation Agreement with Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III and Fidelity Distributors Corporation[10]

	(j)	Participation Agreement with Merrill Lynch Variable Series Fund, Inc. and FAM Distributors, Inc.[10]

	(k)	Participation Agreement with T. Rowe Price Equity Series, Inc. and T. Rowe Price Investment Services, Inc.[10]

	(l)	Participation Agreement with Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation and Van Eck Corporation[10]

	(j)	Addendums to M Fund Inc. Participation Agreement with Pacific Life Insurance Company and Pacific Life & Annuity Company[11]

	(m)	Participation Agreement with Janus Aspen Series[13]

	(n)	Distribution and Shareholder Service Agreement with Janus Capital Management LLC[14]

	(o)	Administrative Services Agreement with Janus Distributors LLC[15]

	(p)	Participation Agreement with Lazard Retirement Series, Inc.[16]

	(q)	Service Agreement with Lazard Asset Management Securities LLC[17]

	(r)	Participation Agreement with Legg Mason Partners III[18]

	(s)	Service Agreement with Legg Mason Investor Services, LLC[19]

	(t)	Participation Agreement with MFS Variable Insurance Trust[20]

	(u)	Service Agreement with Massachusetts Financial Services Company[21]

	(v)	Participation Agreement with Premier VIT[22]

	(w)	Service Agreement with OpCap Advisors LLC[23]

	(x)	Participation Agreement with XTF Advisors Trust[24]

	(y)	Service Agreement with XTF Advisors L.P.[25]

	(z)	Form of Amendment to Participation Agreement

	(aa)	Form of Amendment to Service Agreement

	(bb)	Form of Amendment to Service Contract

(9)	Inapplicable

(10)	Inapplicable

(11)	Form of Opinion and consent of legal officer of PL&A as to legality of Policies being registered[1]

(12)	Inapplicable

(13)	Inapplicable

(14)	(a)	Consent of Independent Registered Public Accounting Firm[26]

	(b)	Consent of Independent Auditors[26]

(15)	Inapplicable

(16)	Inapplicable

(17)	Memorandum Describing Issuance, Transfer and Redemption Procedures[1]

(18)	Powers of Attorney[12]

[1]	Filed as part of Registration Statement on Form S-6 via EDGAR on June 16, 1999, File No. 333-80825, Accession Number 0001017062-99-001158.

[2]	Filed as part of Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 via EDGAR on September 22, 1999, File No. 333-80825, Accession Number 0001017062-99-001625.

[3]	Filed as part of Post-Effective Amendment No. 1 to the Registration Statement on Form S-6 via EDGAR on April 27, 2000, File No. 333-80825, Accession Number 0001017062-00-000997.

[4]	Filed as part of Post-Effective Amendment No. 5 to the Registration Statement on Form S-6 via EDGAR on February 28, 2001, File No. 333-80825, Accession Number 0001017062-01-000444.

[5]	Filed as part of Post-Effective Amendment No. 6 to the Registration Statement on Form S-6 via EDGAR on May 1, 2001, File No. 333-80825, Accession Number 0001017062-01-500161.

[6]	Filed as part of Post-Effective Amendment No. 8 to the Registration Statement on Form S-6 via EDGAR on April 22, 2002, File No. 333-80825, Accession Number 0001017062-02-000726.

[7]	Filed as part of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 via EDGAR on February 21, 2003, File No. 333-80825, Accession No. 0001017062-03-000294.

[8]	Filed as part of Post-Effective Amendment No. 14 to the Registration Statement on Form N-6 filed via EDGAR on January 26, 2004, File No. 333-80825, Accession No. 0001193125-04-008927.

[9]	Filed as Exhibit 8(f) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 via EDGAR on April 18, 2005, File No. 333-71081, Accession No. 0000892569-05-000248.

[10]	Filed as part of Post-Effective Amendment No. 18 to the Registration Statement on Form N-6 via EDGAR on August 1, 2005, Accession No. 0000892569-05-000557.

[11]	Filed as Exhibit 8(j) of Post-Effective Amendment No. 1 to the Registration Statement on Form N-6 via EDGAR on February 28, 2007, File No. 333-138906, Accession No. 0000892569-07-000175.

[12]	Filed as Exhibit 18 of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6 via EDGAR on February 26, 2007, File No. 333-138906, Accession No. 0000892569-07-000160.

[13]	Filed as Exhibit 8(k) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 0000892569-07-000444.

[14]	Filed as Exhibit 8(l) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 0000892569-07-000444.

[15]	Filed as Exhibit 8(m) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 0000892569-07-000444.

[16]	Filed as Exhibit 8(n) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 0000892569-07-000444.

[17]	Filed as Exhibit 8(o) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 0000892569-07-000444.

[18]	Filed as Exhibit 8(p) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 0000892569-07-000444.

[19]	Filed as Exhibit 8(q) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 0000892569-07-000444.

[20]	Filed as Exhibit 8(r) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 0000892569-07-000444.

[21]	Filed as Exhibit 8(s) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 0000892569-07-000444.

[22]	Filed as Exhibit 8(t) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 0000892569-07-000444.

[23]	Filed as Exhibit 8(u) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 0000892569-07-000444.

[24]	Filed as Exhibit 8(v) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 0000892569-07-000444.

[25]	Filed as Exhibit 8(w) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 via EDGAR on April 16, 2007, File No. 333-118913, Accession No. 0000892569-07-000444.

[26]	Filed as part of Post-Effective Amendment No. 22 to the Registration Statement on Form N-6 filed via EDGAR on April 24, 2007, File No. 333-80825, Accession Number 0000892569-07-000499.

Item 28. Directors and Officers of Pacific Life & Annuity Company

Name and Address	Positions and Offices with Pacific Life

James T. Morris	Director, President and Chief Executive Officer
Khanh T. Tran	Director, Executive Vice President and Chief Financial Officer
David R. Carmichael	Director, Senior Vice President and General Counsel
Audrey L. Milfs	Director, Vice President and Corporate Secretary
Michael A. Bell	Executive Vice President
Edward R. Byrd	Senior Vice President, Controller and Chief Accounting Officer
Brian D. Klemens	Vice President and Treasurer

The address for each of the persons listed above is as follows:

700 Newport Center Drive
Newport Beach, California 92660

Item 29. Persons Controlled by or Under Common Control with Pacific Life & Annuity Company or Pacific Select Exec Separate Account.

The following is an explanation of the organization chart of Pacific Life & Annuity Company’s subsidiaries:

PACIFIC LIFE & ANNUITY COMPANY, SUBSIDIARIES & AFFILIATED ENTERPRISES
LEGAL STRUCTURE

Pacific Life & Annuity Company is an Arizona Stock Life Insurance Company wholly-owned by Pacific Life Insurance Company (a Nebraska Stock Life Insurance Company) which is wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company) which is, in turn, 100% owned by Pacific Mutual Holding Company (a California Mutual Holding Company).

Item 30. Indemnification

(a)	The Distribution Agreement between Pacific Life & Annuity Company and Pacific Select Distributors, Inc. (PSD) provides substantially as follows:

Pacific Life & Annuity Company hereby agrees to indemnify and hold harmless PSD and its officers and directors, and employees for any expenses (including legal expenses), losses, claims, damages, or liabilities incurred by reason of any untrue or alleged untrue statement or representation of a material fact or any omission or alleged omission to state a material fact required to be stated to make other statements not misleading, if made in reliance on any prospectus, registration statement, post-effective amendment thereof, or sales materials supplied or approved by Pacific Life & Annuity Company or the Separate Account. Pacific Life & Annuity Company shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim. However, in no case shall Pacific Life & Annuity Company be required to indemnify for any expenses, losses, claims, damages, or liabilities which have resulted from the willful misfeasance, bad faith, negligence, misconduct, or wrongful act of PSD.

PSD hereby agrees to indemnify and hold harmless Pacific Life & Annuity Company, its officers, directors, and employees, and the Separate Account for any expenses, losses, claims, damages, or liabilities arising out of or based upon any of the following in connection with the offer or sale of the contracts: (1) except for such statements made in reliance on any prospectus, registration statement or sales material supplied or approved by Pacific Life or the Separate Account, any untrue or alleged untrue statement or representation is made; (2) any failure to deliver a currently effective prospectus; (3) the use of any unauthorized sales literature by any officer, employee or agent of PSD or Broker; (4) any willful misfeasance, bad faith, negligence, misconduct or wrongful act. PSD shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim.

(b)	The Form of Selling Agreement between Pacific Life & Annuity Company, Pacific Select Distributors, Inc. (PSD) and Various Broker-Dealers provides substantially as follows:

Pacific Life & Annuity Company and PSD agree to indemnify and hold harmless Selling Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life & Annuity Company and PSD pursuant to Section IV.E. Of this Agreement.

Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life & Annuity Company, the Fund and PSD, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by Selling Broker- Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life & Annuity Company and PSD pursuant to Section IV.E. of this Agreement, (b) the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub-agents or employees of General Agent or Selling Broker-Dealer for payments of compensation or remuneration of any type. Selling Broker-Dealer and General Agent will reimburse Pacific Life & Annuity Company or PSD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life & Annuity Company, PSD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which Broker-Dealer may otherwise have.

Item 31. Principal Underwriters

PSD (formerly Pacific Mutual Distributors, Inc.) also acts as principal underwriter for Pacific Select Separate Account, Pacific Select Variable Annuity Separate Account, Pacific Corinthian Variable Separate Account, Separate Account A, Separate Account B and Pacific Select Fund.

Name	Positions and Offices with Underwriter

Adrian S. Griggs	Director, VP & Chief Financial Officer
Gerald W. Robinson	Director, Chairman & Chief Executive Officer
Michael A. Bell	SVP
Dewey Bushaw	SVP
Robert C. Hsu	SVP & Chief Information Officer
Edward R. Byrd	VP
Martha A. Gates	VP
Thomas Gibbons	VP, Tax
Brian D. Klemens	VP & Treasurer
M. Kathleen McWard	VP
Audrey L. Milfs	VP & Secretary
Alyce F. Peterson	VP
Gail L. Cobin	AVP
S. Kendrick Dunn	AVP, Compliance
Jane M. Guon	Assistant Secretary
Gail H. McIntosh	Assistant Secretary
Julia C. McKinney	Assistant Secretary
Michael T. McLaughlin	Assistant Secretary
Cheryl L. Tobin	Assistant Secretary
Stephen J. Toretto	Assistant Secretary

The principal business address of each of the above individuals is c/o Pacific Life Insurance Company, 700 Newport Center Drive, Newport Beach, California 92660.

Compensation from the Registrant.

(3)
Compensation on
(1)	(2)	Events Occasioning	(4)	(5)
Name of	Net Underwriting	the Deduction of a	Brokerage	Other
Principal Underwriter	Discounts and Commissions	Deferred Sales Load	Commissions	Compensation

PSD	N/A	N/A	N/A	N/A

Item 32. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 33. Management Services

Not applicable

Item 34. Fee Representation

REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life & Annuity Company and Registrant represent that the fees and charges to be deducted under the Variable Life Insurance Policy described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Pacific Select Exec Separate Account of Pacific Life & Annuity Company, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 23 to the Registration Statement on Form N-6 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and State of California, on this 1st day of October, 2007.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
(Registrant)

BY:	PACIFIC LIFE & ANNUITY COMPANY
(Depositor)

By:

James T. Morris*
President and Chief Executive Officer

*By:	/s/ DAVID R. CARMICHAEL

David R. Carmichael
as attorney-in-fact

(Powers of Attorney are contained as Exhibit 18 in Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6 for the Pacific Select Exec Separate Account, filed February 26, 2007, File No. 333-138906, Accession No. 0000892569-07-000160, and incorporated by reference herein.)

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Pacific Life & Annuity Company certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 23 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized all in the City of Newport Beach, and State of California, on this 1st day of October, 2007.

BY: PACIFIC LIFE & ANNUITY COMPANY
(Registrant)

By:

James T. Morris*
President and Chief Executive Officer

*By:	/s/ DAVID R. CARMICHAEL

David R. Carmichael
as attorney-in-fact

(Powers of Attorney are contained as Exhibit 9 in Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6 for the Pacific Select Exec Separate Account, filed February 26, 2007, File No. 333-138906, Accession No. 0000892569-07-000160, and incorporated by reference herein.)

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 23 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

James T. Morris*	Director, President and Chief Executive Officer	, 2007

Khanh T. Tran*	Director, Executive Vice President and Chief Financial Officer	, 2007

David R. Carmichael*	Director, Senior Vice President and General Counsel	, 2007

Audrey L. Milfs*	Director, Vice President and Corporate Secretary	, 2007

Michael A. Bell	Executive Vice President	, 2007

Edward R. Byrd*	Senior Vice President, Controller and Chief Accounting Officer	, 2007

Brian D. Klemens*	Vice President and Treasurer	, 2007

*By:	/s/ DAVID R. CARMICHAEL	October 1, 2007

David R. Carmichael
as attorney-in-fact

(Powers of Attorney are contained as Exhibit 18 in Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6 of Pacific Select Exec Separate Account, filed February 26, 2007, File No. 333-138906, Accession No. 0000892569-07-000160, and incorporated by reference herein.)